UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Elm Ridge Capital Management, LLC

Address: 3 West Main Street
         3rd Floor
         Irvington, NY 10533

13F File Number: 028-10075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer of the Funds
Phone:  (914) 250-1000


Signature, Place and Date of Signing:

      /s/ Jed Bowen               Irvington, NY            November 16, 2009
-------------------------      ---------------------    ----------------------
      [Signature]                  [City, State]              [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            3

Form 13F Information Table Entry Total:       57

Form 13F Information Table Value Total:      $1,672,259
                                             (in thousands)


List of Other Included Managers:

Form 13F File Number                    Name

(1)     028- 10555                      Elm Ridge Capital Partners, L.P.
(2)     028- 12044                      Elm Ridge Partners, LLC
(3)     028- 11797                      Elm Ridge Offshore Master Fund, Ltd.

--------------------------------------------------------------------------------

                             FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4      COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                                                            VALUE   SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000) PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE     SHARED  NONE
ALCATEL-LUCENT               SPONSORED ADR     013904305   28,275  6,297,375  SH          Defined   1,2,3      6,297,375
ALCOA INC                    COM               013817101   57,509  4,383,300  SH          Defined   1,2,3      4,383,300
APPLIED MATLS INC            COM               038222105   52,016  3,887,600  SH          Defined   1,2,3      3,887,600
ASSURED GUARANTY LTD         COM               G0585R106   27,124  1,396,700  SH          Defined   1,2,3      1,396,700
BJ SVCS CO                   COM               055482103   19,918  1,025,100  SH          Defined   1,2,3      1,025,100
BOEING CO                    COM               097023105   34,492    636,977  SH          Defined   1,2,3        636,977
BRUNSWICK CORP               COM               117043109   13,431  1,121,100  SH          Defined   1,2,3      1,121,100
BUCYRUS INTL INC NEW         COM               118759109   21,336    600,000  SH  PUT     Defined   1,2,3        600,000
CA INC                       COM               12673P105   30,439  1,384,203  SH          Defined   1,2,3      1,384,203
CAPITAL ONE FINL CORP        COM               14040H105   40,865  1,143,727  SH          Defined   1,2,3      1,143,727
CAPITAL ONE FINL CORP        COM               14040H105    7,146    200,000  SH  CALL    Defined   1,2,3        200,000
CENVEO INC                   COM               15670S105   32,776  4,736,474  SH          Defined   1,2,3      6,212,471
CLIFFS NATURAL RESOURCES INC COM               18683K101   16,180    500,000  SH  PUT     Defined   1,2,3        500,000
CLIFFS NATURAL RESOURCES INC COM               18683K101   16,989    525,000  SH  CALL    Defined   1,2,3        525,000
DANA HOLDING CORP            COM               235825205   24,111  3,540,480  SH          Defined   1,2,3      3,540,480
DOMTAR CORP                  COM NEW           257559203   15,839    449,713  SH          Defined   1,2,3        449,713
DONNELLEY R R & SONS CO      COM               257867101   91,540  4,305,723  SH          Defined   1,2,3      4,305,723
DOW CHEM CO                  COM               260543103   17,546    673,020  SH          Defined   1,2,3        673,020
DYNCORP INTL INC             CL A              26817C101   42,866  2,381,426  SH          Defined   1,2,3      2,381,426
FIFTH THIRD BANCORP          COM               316773100   35,714  3,525,580  SH          Defined   1,2,3      3,525,580
FIRST AMERN CORP CALIF       COM               318522307   22,154    684,400  SH          Defined   1,2,3        684,400
FLEXTRONICS INTL LTD         ORD               Y2573F102   30,752  4,116,700  SH          Defined   1,2,3      4,116,700
ISHARES TR                   DJ Regional Bank  464288778   62,880  3,000,000  SH  PUT     Defined   1,2,3      3,000,000
INTL PAPER CO                COM               460146103   53,923  2,425,700  SH          Defined   1,2,3      2,425,700
JOY GLOBAL INC               COM               481165108   12,235    250,000  SH  CALL    Defined   1,2,3        250,000
JOY GLOBAL INC               COM               481165108   16,336    333,800  SH  PUT     Defined   1,2,3        333,800
KAPSTONE PAPER & PACKAGING C COM               48562P103   44,779  5,501,111  SH          Defined   1,2,3      5,501,111
LAM RESEARCH CORP            COM               512807108   52,397  1,533,871  SH          Defined   1,2,3      1,533,871
LIZ CLAIBORNE INC            COM               539320101   15,057  3,054,076  SH          Defined   1,2,3      3,054,076
LOCKHEED MARTIN CORP         COM               539830109   25,259    323,500  SH          Defined   1,2,3        323,500
MAGNA INTL INC               CL A              559222401   38,111    896,300  SH          Defined   1,2,3        896,300
MARSHALL & ILSLEY CORP NEW   COM               571837103   34,348  4,256,298  SH          Defined   1,2,3      4,256,298
MBIA INC                     COM               55262C100   37,467  4,828,188  SH          Defined   1,2,3      4,828,188
MERCK & CO INC               COM               589331107   37,991  1,201,100  SH          Defined   1,2,3      1,201,100
NABORS INDUSTRIES LTD        SHS               G6359F103   15,823    757,070  SH          Defined   1,2,3        757,070
NORTHROP GRUMMAN CORP        COM               666807102   40,585    784,259  SH          Defined   1,2,3        784,259
NUCOR CORP                   COM               670346105   20,172    429,100  SH  PUT     Defined   1,2,3        429,100
PACKAGING CORP AMER          COM               695156109   27,285  1,337,500  SH          Defined   1,2,3      1,337,500
PFIZER INC                   COM               717081103   15,698    948,500  SH          Defined   1,2,3        948,500
PHH CORP                     COM NEW           693320202   32,706  1,648,468  SH          Defined   1,2,3      1,648,468
PNM RES INC                  COM               69349H107   28,936  2,477,400  SH          Defined   1,2,3      2,477,400
REGIONS FINANCIAL CORP NEW   COM               7591EP100   54,974  8,852,520  SH          Defined   1,2,3      8,852,520
SAFEWAY INC                  COM NEW           786514208   16,431    833,200  SH          Defined   1,2,3        833,200
SANMINA SCI CORP             COM NEW           800907206   27,742  3,225,794  SH          Defined   1,2,3      3,225,794
SMITHFIELD FOODS INC         COM               832248108   26,416  1,914,192  SH          Defined   1,2,3      1,914,192
SPIRIT AEROSYSTEMS HLDGS INC COM CL A          848574109   53,489  2,961,766  SH          Defined   1,2,3      2,961,766
SUPERIOR ENERGY SVCS INC     COM               868157108    7,536    334,652  SH          Defined   1,2,3        334,652
SUPERVALU INC                COM               868536103   39,284  2,608,500  SH          Defined   1,2,3      2,608,500
SUPERVALU INC                COM                86853613    6,024    400,000  SH  CALL    Defined   1,2,3        400,000
TEMPLE INLAND INC            COM               879868107   18,530  1,128,518  SH          Defined   1,2,3      1,128,518
TRANSATLANTIC HLDGS INC      COM               893521104   16,120    321,300  SH          Defined   1,2,3        321,300
UNITED CMNTY BKS BLAIRSVLE G COM               90984P105   15,500  3,100,000  SH          Defined   1,2,3      3,100,000
VULCAN MATLS CO              COM               929160109    6,548    121,100  SH          Defined   1,2,3        121,100
WALTER ENERGY INC            COM               93317Q105    9,009    150,000  SH  PUT     Defined   1,2,3        150,000
WHIRLPOOL CORP               COM               963320106   36,183    517,200  SH          Defined   1,2,3        517,200
UNITED STATES STL CORP NEW   COM               912909108    3,394     76,500  SH  CALL    Defined   1,2,3         76,500
ZIONS BANCORPORATION         COM               989701107   44,073  2,452,600  SH          Defined   1,2,3      2,452,600






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